OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current non-financial assets
Total	$ 240,254	$ 206,059
Non-current non-financial assets
Other non-current non-financial assets	106,174	92,514
Total	33,512	63,321
Current non-financial liabilities
Other Current non-financial liabilities	50,148	242,978
Total	1,082,525	375,451
Non-current non-financial liabilities
Other non-current non-financial liabilities	63,590	69,872
Total	5,521,568	5,155,371
Financial Assets and Liabilities [Member]
Current non-financial assets
Roads to amortize, current	58,464	56,171
Prepayment to amortize (insurance and others)	9,742	17,474
Recoverable taxes (related to purchases)	167,086	126,368
Other current non-financial assets	4,962	6,046
Total	240,254	206,059
Non-current non-financial assets
Roads to amortize, non-current	67,701	71,094
Guarantee values	3,391	4,400
Recoverable taxes	6,221	6,363
Other non-current non-financial assets	28,861	10,657
Total	106,174	92,514
Current non-financial liabilities
Provision of minimum dividend	2,283	189,375
ICMS, PIS-COFINS and other tax payables - Brazil	23,180	32,145
Other tax payable	16,104	14,186
Other Current non-financial liabilities	8,581	7,272
Total	50,148	242,978
Non-current non-financial liabilities
ICMS and other tax payable - Brazil	58,069	66,736
Other non-current non-financial liabilities	5,521	3,136
Total	$ 63,590	$ 69,872